SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

27. SHARE-BASED PAYMENT

On August 18, 2008, the board of directors (the “Board”) of the Company adopted the China Hydroelectric Corporation 2008 Share Incentive Plan (the “2008 Plan”) that provides for the issuance of share-based awards to purchase up to 12,000,000 ordinary shares. The effectiveness of the 2008 Plan is subject to the approval of the Company’s shareholders within twelve months from the date on which the 2008 Plan is adopted by the Board. Under the 2008 Plan, the Company may grant share options including incentive stock options and non-qualified stock options, equity appreciation rights, restricted ordinary shares, restricted ordinary share units, performance-based grants of ordinary shares, performance units and other equity-based or cash-based awards to employees of the Group, consultants and other individuals who provide services to the Group, including the Company’s directors. The administrator, which may be the Board or its authorized designee, has full power and authority to administer, construe and interpret the 2008 Plan. Under the terms of the 2008 Plan, options intended to qualify as incentive shares options must have an exercise price at least equal to the fair market value as of the date of grant, but all other share options can be granted with an exercise price less than the fair market value.

On August 18, 2008, the Board approved the grant of 40,000 options, 260,000 options and 3,597,000 non-qualified stock options to certain directors, consultants and employees of the Group, respectively.

Options granted to employees and consultants have a contractual life of five years, an exercise price of $7.70 and a vesting period of three years. Options granted to directors have a contractual life of five years, an exercise price of $7.70 and a vesting period of one year. The vesting of the unvested options granted to a director will be accelerated upon the director’s resignation from the Board. On January 20, 2009, the Board approved another grant of 35,000 non-qualified stock options to certain employees of the Group. These options have a contractual life of five years, an exercise price of $7.70 and a vesting period of three years. The exercise prices of options granted to employees, directors and consultants are denominated in US$. On March 4, 2009, the Board passed a resolution to modify the 2008 Plan for it to be effective without approval by the shareholders of the Company. In accordance with ASC 718-10, the grant date for the share-based awards issued on August 18, 2008 and January 20, 2009 was March 4, 2009.

On December 3, 2009, the Board approved the grant of 7,000,000 share options to the directors, officer, employees and a consultant of the Group at an exercise price equal to the price at which the ordinary shares underlying the ADS are sold in the initial public offering of the Company; provided that the options shall expire in the event that the Company does not consummate its initial public offering within six months of the approval date. Since the exercise price was not known until IPO was successfully completed on January 25, 2010, the accounting grant date for the share-based awards issued on December 3, 2009 was not established until January 25, 2010. Accordingly, no compensation expense related to the December 3, 2009 grant was recognized for the year ended December 31, 2009.

The fair value of options granted is estimated using a binomial option pricing model. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility, the expected price multiple at which the holder is likely to exercise stock options and the expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. For expected volatility, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on U.S. Treasury zero-coupon yield in effect at the grant date. The dividend yield is based on the expected pay-out ratio. The expected share option life was estimated based on the resulting output of the binomial option pricing model. The option awards are not transferable and the grantees have a limited amount of time subsequent to their termination of employment or service to exercise the options. These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor.

On December 28, 2011, the Board approved an option exchange program. Pursuant to the option exchange program, 10,109,000 and 275,000 share options originally granted to employees and a non-employee consultant, respectively, were cancelled. Simultaneously, 407,706 and 9,250 share options at an exercise price of US$0.46 were granted to these employees and the non-employee consultant, respectively, in exchange for the cancelled options. The option exchange program was structured to provide the same total fair value to the original and the new share options on the day of exchange. These new share options have a contractual life of five years and are exercisable immediately upon grant. These new options expire 30 days after termination of service if unexercised by the employees or non-employee consultant. Other non-employee consultants and directors did not participate in the option exchange program. The Company accounted for the exchange of the original award for a new award as a modification in accordance with ASC sub-topic 718-20-35, and measured the incremental compensation cost from the modification as the excess of the fair value of the modified award based on current circumstances over the fair value of the original option measured immediately before its terms are modified based on current circumstances. The incremental compensation cost was determined to be zero by the Company after considering the terms of fair value to fair value option exchange. The US$7,620 unrecognized compensation cost of the original options was fully recognized on December 28, 2011, the modification date, as the modified share options were immediately vested upon modification.

On May 1, 2012, the Board approved the grant of 9,929,998 and 50,000 share options to employees and a non-employee consultant, respectively, at an exercise price of US$0.62 with a contractual life of five years. 50% of the share options will vest and become exercisable on the first anniversary of the grant date and 25% of the share options will vest and become exercisable on each of the second and third anniversaries of the grant date.

In accordance with the settlement agreement with John Kuhns and Mary Fellows signed on September 28, 2012, all of their unvested options were immediately expired and all of their vested options must be exercised within 90 days from December 15, 2012.

On December 1, 2012, the Board approved the grant of 600,000 share options to an employee at an exercise price of US$0.72 with a contractual life of five years. 25% of share options will vest and become exercisable on May 31, 2013 and 25% of the share options will vest and become exercisable on each of the first, second and third anniversaries of the grant date.

Options granted to directors

The following table summarizes the share options granted to directors as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2012	40,000	7.70	1.63	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or cancelled	—	—	—	—
Outstanding at December 31, 2012	40,000	7.70	0.63	—
Vested and expected to vest at December 31, 2012	40,000	7.70	0.63	—
Exercisable at December 31, 2012	40,000	7.70	0.63	—

The explicit service condition of the options granted to directors is considered nonsubstantive since the vesting of share-based payments accelerates in full upon a director’s resignation from the Board. As a result, share-based compensation cost for options granted to directors was immediately recognized on the grant date.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as of December 31, 2012, for those awards that have an exercise price currently below the fair value of the Company’s shares. As of December 31, 2012, all of the options granted to directors have an exercise price above the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$nil.

The weighted-average grant-date fair value of options granted to directors of the Group in 2009 was US$0.30.

The grant-date fair value of the 40,000 options granted to directors in 2009 was estimated using the following assumptions:

Suboptimal exercise factor	1.5
Risk-free interest rate	3.67%
Expected volatility rate	59%
Expected dividend yield	0%
Expected share option life	4.46 years
Estimated forfeiture rate	0%
Fair value of ordinary share	US$2.08

Options granted to consultants

The following table summarizes the share options granted to consultants as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2012	59,250	6.57	2.16	—
Granted	50,000	0.62	—
Exercised	—	—	—	—
Forfeited or cancelled	(50,000)	0.62	—	—
Outstanding at December 31, 2012	59,250	6.57	0.55	1
Vested and expected to vest at December 31, 2012	59,250	6.57	0.55	1
Exercisable at December 31, 2012	59,250	6.57	0.55	1

As of December 31, 2012, 9,250 share options granted to consultants on December 28, 2011 have an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$1. All of the remaining share options granted to consultants have an exercise price above the fair value of the Company’s shares as of December 31, 2012, resulting in an aggregate intrinsic value of US$nil.

The weighted-average fair value of options granted to consultants in 2011 and 2012 was US$0.22 and US$0.19, respectively. All of the newly granted share options in 2012 were forfeited due to the termination of services of the consultant as of December 31, 2012.

During the year ended December 31, 2011, the total fair value of options vested based on the year-end fair value was US$2. No share options vested during the year ended December 31, 2012.

As of December 31, 2012, all share-based compensation costs related to options granted to consultants have been recognized. To the extent the actual forfeiture rate is different from the original estimate or the assumptions used in estimating the fair value of options are changed, actual share-based compensation related to these awards granted to consultants may be different from the expectation.

The fair value for the options granted to consultants during the years ended December 31, 2010, 2011 and 2012 was estimated using the binomial option pricing model with the following assumptions:

	December 31,
	2010	2011	2012
Suboptimal exercise factor	1.5	3	1.5
Risk-free interest rate	0.87-1.48%	0.85%	0.83%
Expected volatility rate	40.09%	71.87%	73.4%
Expected dividend yield	0%	0%	0%
Expected share option life	2.63-3.93 years	5 years	5 years
Estimated forfeiture rate	0%	0%	0%
Fair value of ordinary share	US$2.46	US$0.38	US$0.44

Options granted to employees

The following table summarizes the share options granted to employees as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2012	407,706	0.46	5.00	—
Granted	10,529,998	0.63	—	—
Exercised	—	—	—	—
Forfeited or cancelled	(7,238,217)	0.62	—	—
Expired	(64,237)	0.46	—	—
Outstanding at December 31, 2012	3,635,250	0.62	4.17	38
Vested and expected to vest at December 31, 2012	3,635,250	0.62	4.17	38
Exercisable at December 31, 2012	343,469	0.46	1.60	38

As of December 31, 2012, 343,469 share options granted to employees have an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$38. All of the remaining share options granted to employees have an exercise price above the fair value of the Company’s shares as of December 31, 2012, resulting in an aggregate intrinsic value of US$nil.

The weighted average grant-date fair value of options granted to employees of the Group in 2011 and 2012 was US$0.22 and US$0.19, respectively. During the year ended December 31, 2011, the total fair value of options vested based on the grant date fair value was US$90. No share options vested during the year ended December 31, 2012.

During the year ended December 31, 2012, four employees terminated their employment relationship with the Company. As a result, their 7,238,217 unvested share options were forfeited and 64,237 vested share options were expired.

As of December 31, 2012, there was US$494 of unrecognized share-based compensation cost related to options granted to employees, which will be recognized over a weighted-average vesting period of 2.44 years. To the extent the actual forfeiture rate is different from the original estimation actual share-based compensation related to these awards may be different from the expectation.

The grant-date fair value of the options granted to employees during the years ended December 31, 2010, 2011 and 2012 was estimated with the following assumptions:

	January 25,	December 28,	May 1,	December 1,
	2010	2011	2012	2012
Suboptimal exercise factor	1.5	—	1.5	1.5
Risk-free interest rate	3.07%	0.85%	0.83%	0.62%
Expected volatility rate	58%	71.87%	73.4%	89.21%
Expected dividend yield	—	—	—	—
Expected share option life	4.86 years	5 years	5 years	5 years
Estimated forfeiture rate
Founders	—	—	—	—
Senior management	8.9	—	—	—
Employees	4.3	—	—	—
Fair value of ordinary shares	US $4.63	US$0.39	US$0.44	US$0.62

Total compensation cost recognized for share options granted to directors, consultants and employees for the years ended December 31, 2010, 2011 and 2012:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	—	—	—
General and administrative expenses	3,615	10,479	166
	3,615	10,479	166